SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
As a result of the change to three reportable segments, the segment information for the three months and nine months ended September 30, 2017 have been retrospectively restated.

	Three months ended September 30,
	2018					2017
(in thousands of $)	FSRU	LNG Carrier	FLNG	Unallocated/Elimination(1)	Total	FSRU	LNG Carrier	FLNG	Unallocated/ Elimination(1)	Total
Statement of operations:
Total operating revenues (2)	96,836	11,396	—	—	108,232	73,229	32,406	—	—	105,635
Depreciation and amortization	(18,952)	(5,641)	—	—	(24,593)	(20,544)	(5,812)	—	—	(26,356)
Other operating expenses (3)	(13,273)	(8,355)	—	—	(21,628)	(18,810)	(7,174)	—	—	(25,984)
Operating income/(loss)	64,611	(2,600)	—	—	62,011	33,875	19,420	—	—	53,295
Other non-operating income	—	—	—	—	—	922	—	—	—	922
Equity in net losses of affiliate	—	—	(71)	—	(71)	—	—	—	—	—

	Nine months ended September 30,
	2018					2017
(in thousands of $)	FSRU	LNG Carrier	FLNG	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	FLNG	Unallocated/Elimination(1)	Total
Statement of operations:
Total operating revenues (2)	232,370	34,277	—	—	266,647	252,463	90,526	—	—	342,989
Depreciation and amortization	(57,501)	(17,670)	—	—	(75,171)	(60,255)	(16,999)	—	—	(77,254)
Other operating expenses (3)	(43,132)	(23,627)	—	—	(66,759)	(50,496)	(19,626)	—	—	(70,122)
Operating income/(loss)	131,737	(7,020)	—	—	124,717	141,712	53,901	—	—	195,613
Other non-operating income	236	—	—	—	236	922	—	—	—	922
Equity in net losses of affiliate	—	—	(71)	—	(71)	—	—	—	—	—

	September 30, 2018					December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	FLNG	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	FLNG	Unallocated/ Elimination(1)	Total
Balance sheet:
Total assets (4)	1,112,411	537,239	208,554	404,667	2,262,871	1,149,624	545,244	—	732,503	2,427,371
Investments in affiliate(5)	—	—	208,554	—	208,554	—	—	—	—	—

(1) Relates to items not allocated to a segment, but included for reconciliation purposes, and eliminations required for consolidation purposes.

(2) In July 2018, Golar Freeze was nominated to service the 15-year time charter with an energy and logistics company (the "New Charter") in offshore Jamaica. Subsequently, the Golar Freeze underwent drydocking to satisfy certain technical specifications of the New Charter. Accordingly, we recognized all of the revenue due to be paid in other current assets as the vessel will no longer be available under the current Golar Freeze charter which had an original expiration date of April 2019.
(3) Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on the number of vessels).
(4) Total assets by segment refers to our principal asset being that of our vessels.
(5) Relates to our investment in Hilli LLC, see note 8.